STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 30, 2025	Jul. 11, 2024	Sep. 19, 2023	Sep. 19, 2023	Dec. 21, 2021	Oct. 31, 2024	Sep. 30, 2025	Jul. 14, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Nov. 30, 2024	Jun. 30, 2024	Apr. 01, 2024	Mar. 31, 2023	Feb. 02, 2016
Class of Stock [Line Items]
Common stock shares authorized							125,000,000			125,000,000			125,000,000					125,000,000	125,000,000			125,000,000	125,000,000
Common stock, par value							$ 0.001			$ 0.001			$ 0.001					$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized										10,000,000			10,000,000						10,000,000			10,000,000	10,000,000
Preferred stock convertible conversion price										$ 0.001			$ 0.001						$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued							26,791,608			26,081,295			9,353,768					26,791,608	26,081,295			26,081,295	9,353,768
Common stock, other shares, outstanding							160,672			160,672			160,672					160,672	160,672			160,672	160,672
Preferred stock, shares outstanding										1									1			1
Debt instrument redemption price percentage																		110.00%				110.00%
Face value					$ 12,400,000																				$ 1,500,000
Issuance of preferred shares, net																				$ 1,732,532		$ 1,732,532	$ 2,825,000
Issuance of common shares from shares to be issued [Note 9]
Debt conversion description																		The Series B Notes would automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company issued warrants that accompanied the convertible notes and provide 50% warrant coverage				The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note
Conversion of common shares																		$ (50,000)		$ (285,814)		$ (571,629)	$ (371,634)
Accrued dividends liability														$ 16,789
Number of stock issued during the period convertible, shares																				97,811		97,811	36,897
Conversion into common shares																		50,000		$ 285,814		$ 571,629	$ 371,634
Issuance of shares for services																						716,666
Issuance of warrants					198,713
Stock Issued During Period, Shares, Employee Benefit Plan						100,000
Stock Issued During Period, Value, Employee Benefit Plan						$ 26,000
Instrument amount																							2,962,386
Loss on debt conversion																				249,093		$ 249,093
Gross proceeds from issuance of common stock																				125,227		125,227	123,347
Proceeds from Issuance of Common Stock																				$ 125,221		$ 125,227	$ 119,285
Placement fee percentage																							3.00%
Shares, Issued													20,846										20,846
Number of warrants issued																						1,800,000	937,160
Exercise price																									$ 0.50
Derivative liabilities							$ 1,382,103			$ 1,478,717			$ 1,435,668					1,382,103	$ 1,478,717			$ 1,478,717	$ 1,435,668
Warrants and rights outstanding																$ 77,332	$ 77,414
Warrants and rights outstanding					$ 1,042,149
Class of Warrant or Right, Outstanding																									600,000
Warrants for promissory notes					57,536
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price												$ 1.2	$ 2.78							$ 1.2			$ 2.78
Share based compensation																		$ 11,936		$ 115,863		$ 1,461,698	$ 1,025,930
Shares cancelled																						931,000
Increase or decrease in temporary equity							$ 143,351
Shares to be issued with fair value												$ 20,000								$ 81,120		$ 320,883	$ 116,127
Weighted average exercise price													$ 2.3										$ 2.3
Equity Option [Member]
Class of Stock [Line Items]
Shares granted																						2,836,176	7,210
Shares cancelled																						(931,000)
Number of options outstanding							3,067,830			3,067,830			1,239,873					3,067,830	3,067,830			3,067,830	1,239,873					1,264,890
Weighted average exercise price							$ 1.14			$ 1.14			$ 9.39					$ 1.14	$ 1.14			$ 1.14	$ 9.39					$ 9.29
2016 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share based payment award number of shares authorized																													1,241,422
Shares granted												250,000								291,559		2,836,176	7,210
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price										$ 0.5			$ 2.774						$ 0.5			$ 0.5	$ 2.774
Share based compensation							$ 6,001					$ 56,885						$ 11,936		$ 115,863		$ 1,461,698	$ 1,025,930
2023 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Aggregate shares																												5,000,000
Series C Notes [Member]
Class of Stock [Line Items]
Converted instrument shares issued												121,043								1,753,554		2,173,089
Issuance of common shares from shares to be issued [Note 9]																						$ 2,431,178
Debt conversion description																		Notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive trading days (the “Measurement Period”) (A) the closing price of the common stock on the applicable trading market is at least $18.00 per share and (B) the dollar value of average daily trades of the common stock on the applicable trading market is at least $400,000 per trading day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the common stock on the applicable exchange on each of the ten (10) consecutive trading days following such closing is at least $400,000 per trading day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of common stock (or conversion or exercise price per share of common stock of any common stock equivalents) sold in a Qualified Financing				notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $18.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.
Instrument amount												$ 45,000								$ 1,432,700		$ 150,000
Debt instrument accrued interest												7,810								222,257		237,230
Derivative liability												15,357								490,972		509,303
Gain loss recognized of debt												6,451								137,287		$ 196,945
Number of obligation shares to be issued related to conversion										577,644									577,644			577,644
Fair value of common shares												$ 74,618								$ 2,283,216
Series C Convertible Note [Member]
Class of Stock [Line Items]
Issuance of common shares from shares to be issued																				287,802
General and Administrative Expense [Member]
Class of Stock [Line Items]
Issuance of shares for services																				70,000		616,666
Issuance of warrants																				$ 53,480		$ 292,596
Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price							$ 0.43			$ 0.43								$ 0.43	$ 0.43			$ 0.43
Weighted average exercise price							$ 1.360			$ 1.360		$ 0.733						$ 1.360	$ 1.360	$ 0.733		$ 1.360
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							10,000,000			10,000,000								10,000,000	10,000,000			10,000,000
Preferred stock convertible conversion price							$ 0.001			$ 0.001								$ 0.001	$ 0.001			$ 0.001
Shares outstanding							201		201	201		201	6,305					201	201	201		201	6,305			201		6,305
Shares to be issued with fair value
Common Stock [Member]
Class of Stock [Line Items]
Shares outstanding							26,952,280		26,728,441	26,241,967		23,023,933	9,514,440					26,952,280	26,241,967	23,023,933		26,241,967	9,514,440			21,645,068		8,752,510
Stock issued												287,802								608,123
Issuance of common shares from shares to be issued [Note 9]												$ 288								$ 608
Conversion of mezzanine equity into common shares	782,913						223,839					1,091,063		612,062				710,313		1,436,267		4,365,022	612,062
Conversion of common shares													$ 142,908	$ 228,727
Fair value of derivative liabilities							$ 102,769						75,523	119,359								$ 351,214
Conversion of preferred stock shares																						2,173,089
Number of stock issued during the period convertible, shares							223,839															3,650,361
Conversion into common shares													$ (142,908)	$ (228,727)
Issuance of shares for services																				70,000		716,666	92,125
Instrument amount																						$ 1,487,700
Issuance of shares for settlement of accounts payable																				1,000,413		1,000,413
Issuance of shares for settlement of accounts payable, value																				$ 741,316		$ 741,316
Shares to be issued with fair value																				$ 70		717	$ 92
Weighted average exercise price													$ 1.48										$ 1.48					$ 2.81
Common Stock [Member] | Series C Notes [Member]
Class of Stock [Line Items]
Instrument amount																						$ 1,487,700
Shares to be Issued [Member]
Class of Stock [Line Items]
Shares outstanding							581,599		581,599	581,599		194,998	344,276					581,599	581,599	194,998		581,599	344,276			321,757		3,955
Stock issued												(287,802)								(608,123)
Issuance of common shares from shares to be issued [Note 9]												$ (311,790)								$ (540,576)
Conversion of mezzanine equity into common shares																						(320,321)	320,321
Converted issued shares													320,321
Issuance of shares for services												40,000								50,000		(20,000)	20,000
Shares to be issued with fair value												$ 20,000								$ 27,640		$ (15,280)	$ 15,280
Note Holder Warrant [Member]
Class of Stock [Line Items]
Number of warrants issued																							868,098
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued																							69,062
Exercise price													$ 2.09										$ 2.09
Note Holder [Member]
Class of Stock [Line Items]
Exercise price													$ 4.18										$ 4.18
Warrant [Member]
Class of Stock [Line Items]
Derivative liabilities													$ 1,278,786										$ 1,278,786
Warrants for promissory notes															51,101
Purchase Agreement [Member] | Beneficiary [Member]
Class of Stock [Line Items]
Ownership percentage			4.99%	4.99%
Shareholders [Member]
Class of Stock [Line Items]
Common stock, shares issued							26,791,608			26,081,295			9,353,768					26,791,608	26,081,295			26,081,295	9,353,768
Shareholders [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Shares outstanding							26,767,370			26,241,967			9,514,440					26,767,370	26,241,967			26,241,967	9,514,440
Executive [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan						480,000
Stock Issued During Period, Value, Employee Benefit Plan						$ 206,400
Executive [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock issued															36,463	19,714	8,972
Warrants and rights outstanding															$ 77,780
Class of Warrant or Right, Outstanding															52,083
Convertible Notes Payable															$ 71,768
Consultant [Member]
Class of Stock [Line Items]
Issuance of shares for services																						236,666
Director [Member]
Class of Stock [Line Items]
Issuance of shares for services																						480,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							20,000			20,000			20,000					20,000	20,000			20,000	20,000
Preferred stock convertible conversion price							$ 0.001			$ 0.001			$ 0.001					$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued										201									201			201
Preferred stock, shares outstanding										201									201			201
Preferred stock, shares issued							201			201		201	6,304					201	201	201		201	6,304
Preferred stock, shares outstanding							201			201		201	6,304					201	201	201		201	6,304
Preferred stock, liquidation preference							$ 100			$ 100								$ 100	$ 100			$ 100
Preferred stock dividend rate percentage																		12.00%				12.00%
Debt instrument redemption price percentage																		5.00%				5.00%
Preferred stock convertible conversion price							$ 0.001			$ 0.001								$ 0.001	$ 0.001			$ 0.001
Volume weighted average price percentage																		15.00%				15.00%
Face value										$ 6,104,444		$ 6,104,444							$ 6,104,444	$ 6,104,444		$ 6,104,444
Accrued dividends										1,071,542		1,071,542							1,071,542	$ 1,071,542		$ 1,071,542
Converted instrument shares issued																				8,952,170		8,952,170
Deposit liabilities, accrued interest										(7,984,463)		(7,984,463)							(7,984,463)	$ (7,984,463)		$ (7,984,463)
Stock redeemed or called during period, value																				11,039,142		11,039,142
Investment company, dividend distribution																				3,054,679		3,054,680
Initial conversion price			$ 3.50	$ 3.50
Deposit liabilities, accrued interest										$ 7,984,463		$ 7,984,463							$ 7,984,463	$ 7,984,463		$ 7,984,463
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							600			600			600					600	600			600	600
Preferred stock convertible conversion price			$ 0.001	$ 0.001			$ 0.001			$ 0.001			$ 0.001					$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued			220	220			360			385			180					360	385			385	180
Preferred stock, shares outstanding							360			385			180					360	385			385	180
Preferred stock redemption price per share			$ 9,091	$ 9,091
Issuance of preferred shares, net			$ 1,900,000	$ 1,900,000
Stock issued									486,474		1,431,181										2,867,448
Debt conversion description			Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.	Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Series B Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount
Conversion of mezzanine equity into common shares											25	1,091,063		40						1,436,267	75
Conversion of preferred stock shares							25	25				25	25							50		100
Issuance of common shares from shares to be issued							223,839		486,474											320,321		320,321
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued							0			220		55	110					0		220		220
Issuance of common shares from shares to be issued [Note 9]							$ 0					$ 420,000	$ 925,000					$ 0		$ 1,732,532		$ 1,732,532
Series B Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock convertible conversion price			$ 10,000	$ 10,000																							$ 10,000
Preferred stock, shares issued			600	600																							600
Debt instrument redemption price percentage			110.00%	110.00%
Stated value percentage			8.00%	8.00%
Series B Preferred Stock [Member] | Purchase Agreement [Member] | Beneficiary [Member]
Class of Stock [Line Items]
Ownership percentage			19.90%	19.90%
Series B Preferred Stock [Member] | Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Stated value percentage			15.00%	15.00%
Series B Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued						1,197,770
Conversion of mezzanine equity into common shares		25				25
Dividends						$ 233,441
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of mezzanine equity into common shares												121,043								1,753,554
Debt settled												$ 68,167								$ 2,145,929		$ 2,234,232
Shares recognised as obligation																				121,043
Series C Convertible Note [Member]
Class of Stock [Line Items]
Issuance of common shares from shares to be issued																				287,802